CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Operating activities:
Net income	$ 48,737	302,391	283,695	179,504
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	5,147	31,937	30,468	20,837
Depreciation and amortization	91,984	570,722	463,146	347,575
Deferred taxes	(6,832)	(42,391)	(22,619)	(18,226)
Bad debt expenses	769	4,770	4,573	1,238
Deferred rent	29,427	182,580	187,214	143,858
Loss (gain) from disposal of property and equipment	129	803	(10,734)
Impairment loss	4,415	27,391	7,965	5,349
Investment loss (income)	(790)	(4,902)	430
Excess tax benefit from share-based compensation	(1,885)	(11,697)	(14,582)	(4,302)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(3,026)	(18,773)	(28,270)	(12,336)
Prepaid rent	(3,478)	(21,577)	(42,276)	(93,218)
Inventories	665	4,130	4,043	(6,714)
Amounts due from related parties	41	256	(658)
Other current assets	(6,829)	(42,369)	(26,400)	(29,404)
Other assets	(2,131)	(13,220)	(50,228)	(31,482)
Accounts payable	2,904	18,016	3,605	3,390
Amounts due to a related party	131	810	708	(229)
Salary and welfare payables	6,256	38,813	28,768	36,809
Deferred revenue	40,867	253,562	115,787	90,468
Accrued expenses and other current liabilities	9,508	58,995	62,545	36,076
Income tax payable	7,297	45,274	17,493	13,296
Other long-term liabilities	11,039	68,494	55,496	33,231
Net cash provided by operating activities	234,345	1,454,015	1,070,169	715,720
Investing activities:
Purchases of property and equipment for hotels in operation and headquarters	(45,525)	(282,467)	(170,481)	(127,056)
Purchases of property and equipment for hotels under development	(104,512)	(648,455)	(902,166)	(870,994)
Purchases of intangibles	(1,680)	(10,423)	(4,290)	(3,532)
Amount received as a result of government zoning	1,701	10,557	15,030
Acquisitions, net of cash received	(2,587)	(16,050)	(34,070)	(30,055)
Proceeds from disposal of subsidiary and branch	2,979	18,484
Purchase of long-term investments	(30,794)	(191,064)	(54,744)	(28,129)
Payment for shareholder loan to joint venture	(2,521)	(15,640)
Proceeds from maturity/sale of long-term investments	14,226	88,266
Purchase of short-term investments	(12,122)	(75,210)		(8,074)
Proceeds from sale of short-term investments	8,945	55,499
Decrease (increase) in restricted cash	535	3,317	(1,527)	(290)
Net cash used in investing activities	(171,355)	(1,063,186)	(1,152,248)	(1,068,130)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	3,382	20,985	28,122	18,520
Proceeds from short-term debt	48,351	300,000	105,796
Repayment of short-term debt	(48,351)	(300,000)	(105,796)
Proceeds from long-term debt				1,000
Repayment of long-term debt				(1,000)
Funds advanced from noncontrolling interest holders			1,945	3,000
Repayment of funds advanced from noncontrolling interest holders	(251)	(1,559)	(6,564)	(2,681)
Acquisitions of noncontrolling interest	(658)	(4,083)	(4,210)
Contribution from noncontrolling interest holders				240
Dividend paid to noncontrolling interest holders	(863)	(5,357)	(3,229)	(3,486)
Excess tax benefit from share-based compensation	1,885	11,697	14,582	4,302
Net cash provided by financing activities	3,495	21,683	30,646	19,895
Effect of exchange rate changes on cash and cash equivalents	(175)	(1,082)	(976)	758
Net increase (decrease) in cash and cash equivalents	66,310	411,430	(52,409)	(331,757)
Cash and cash equivalents at the beginning of the year	64,055	397,435	449,844	781,601
Cash and cash equivalents at the end of the year	130,365	808,865	397,435	449,844
Supplemental disclosure of cash flow information:
Interest paid	2,374	14,733	1,084	859
Income taxes paid	17,765	110,222	99,065	69,980
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	94,304	585,119	639,749	590,873
Consideration payable for business acquisition	1,218	7,560	8,939	10,506
Purchase of intangible assets included in payables	1,399	8,682	9,660	10,584
Reimbursement of government zoning included in receivables	161	1,000	6,042	3,042
Proceeds from disposal of subsidiary and branch included in receivables	806	5,000
Proceeds from issuance of ordinary shares upon exercise of options included in receivables	191	1,185	1,318	290
Acquisition of noncontrolling interest included in payables	$ 1,316	8,167	12,250